FINANCE LEASES - Outstanding obligations under capital leases (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Finance Lease Liabilities, Payments, Due [Abstract]
2021 (remaining six months)	$ 14,832
2022	29,061
2023	24,484
2024	24,553
2025	22,551
Thereafter	53,553
Minimum lease payments	169,034
Less: imputed interest	(29,497)
Present value of obligations under finance leases	$ 139,537	$ 151,205